Finance Cost and Income - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance income expense [Line Items]
Increase in finance costs before exceptional items and remeasurements	$ 332,000,000	$ 3,443,000,000
Share based payment of net (loss) gain	(291,000,000)	(384,000,000)	$ 844,000,000
Foreign exchange translation losses on intragroup loans	261,000,000
Derivative adjustment of finance cost	6,885,000,000	9,382,000,000	$ 3,142,000,000
Accelerated accretion related cost expenses	100,000,000	306,000,000
Derivative adjustment of deferred share instrument issued	$ 146,000,000	304,000,000
Percentage of deferred share instrument hedged	100.00%
Mark-to-market adjustments		2,693,000,000
Interest income recognized on impaired financial assets	$ 0
SAB [member]
Disclosure of finance income expense [Line Items]
Derivative adjustment of finance cost	142,000,000	$ 127,000,000
Brazilian federal tax regularization program [member]
Disclosure of finance income expense [Line Items]
Derivative adjustment of finance cost	$ 44,000,000
Bottom of range [member]
Disclosure of finance income expense [Line Items]
Borrowing costs capitalised	4.00%
Top of range [member]
Disclosure of finance income expense [Line Items]
Borrowing costs capitalised	8.00%